COMMITMENTS AND CONTINGENCIES - Lease Agreement (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies - Lease Agreement Details Narrative
Rental expense	$ 132,000	$ 99,000
Sublease agreement		$ 26,000